Income taxes - Summary of major components of tax expense (income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expense:
Current year	€ 12,277	€ 9,251	€ 11,540
Changes in estimates related to prior years	(547)	(1,245)	(187)
Deferred tax expense:
Origination and reversal of temporary differences	(9,924)	1,545	(9,354)
Tax step-up write-down	2,200	3,000	5,300
Recognition of previously unrecognized deferred tax assets	(15,066)
Income tax (benefit) expense reported in profit from continuing operations	€ (11,060)	€ 12,551	€ 7,299